Financial instruments and risks - Summary of Loss Before Tax To Changes in Foreign Exchange Rates (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gain (loss)	$ 3,479	$ (7,628)	$ (447)
Functional Currency
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Sensitivity analysis, change in exchange rate, percent	10.00%
Functional Currency | USD/CHF | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gain (loss)	$ 562	3,034	6,614
Functional Currency | USD/CHF | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gain (loss)	(562)	(3,034)	(6,614)
Functional Currency | EUR/CHF | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gain (loss)	75	508	94
Functional Currency | EUR/CHF | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gain (loss)	(75)	(508)	(94)
Functional Currency | GBP/CHF | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gain (loss)	25	23	83
Functional Currency | GBP/CHF | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gain (loss)	(25)	(23)	(83)
Functional Currency | USD/EUR | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gain (loss)	2,605	513	503
Functional Currency | USD/EUR | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Foreign exchange gain (loss)	$ (2,605)	$ (513)	$ (503)